NATURE OF THE BUSINESS (Details) customer in Thousands	12 Months Ended
Sep. 30, 2020 customer subsidiary
Steckman Ridge
Nature of Business [Line Items]
Ownership interest, percent	50.00%
PennEast
Nature of Business [Line Items]
Ownership interest, percent	20.00%
NJNG
Nature of Business [Line Items]
Total retail customers (in customers) | customer	558
NJR Retail Holdings Corporation
Nature of Business [Line Items]
Number of principal subsidiaries (in subsidiaries) | subsidiary	2